SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 333-111362) UNDER
THE SECURITIES ACT OF 1933	[X]
Post-Effective Amendment No. 15	[X]
and

REGISTRATION STATEMENT (NO. 811-21478) UNDER THE INVESTMENT COMPANY ACT
OF 1940
Amendment No. 16	[X]

VANGUARD CMT FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on December 27, 2013, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 27th day of December 2013.

VANGUARD CMT FUNDS

BY:_________/s/ F. William McNabb III*____________

F. William McNabb III
Chief Executive Officer and President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/S/ F. WILLIAM MCNABB III*	Chairman and Chief Executive	December 27, 2013
Officer
F. William McNabb III
/S/ EMERSON U. FULLWOOD*	Trustee	December 27, 2013
Emerson U. Fullwood
/S/ RAJIV L. GUPTA*	Trustee	December 27, 2013
RAJIV L. GUPTA
/S/ AMY GUTMANN*	Trustee	December 27, 2013
Amy Gutmann
/S/ JOANN HEFFERNAN HEISEN*	Trustee	December 27, 2013
JoAnn Heffernan Heisen
/S/MARK LOUGHRIDGE*	Trustee	December 27, 2013
Mark Loughridge
/S/ F. JOSEPH LOUGHREY*	Trustee	December 27, 2013
F. Joseph Loughrey
/S/ SCOTT C. MALPASS*	Trustee	December 27, 2013
Scott C. Malpass
/S/ ANDRÉ F. PEROLD*	Trustee	December 27, 2013
André F. Perold
/S/ ALFRED M. RANKIN, JR.*	Trustee	December 27, 2013
Alfred M. Rankin, Jr.
/S/ PETER F. VOLANAKIS*	Trustee	December 27, 2013
Peter F. Volanakis
/S/ THOMAS J. HIGGINS*	Chief Financial Officer	December 27, 2013
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see File Number 2-11444, Incorporated by Reference.

C-1

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Documen	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE